PRIVATE PLACEMENT (Details Narrative) - USD ($)		12 Months Ended
	Mar. 05, 2021	Dec. 31, 2023	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Class of warrants or rights, exercise price		$ 0.80
IPO [Member] | DHC Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Proceeds from issuance of warrants			$ 10,211,874
Underwriters [Member] | Over-Allotment Option [Member] | DHC Acquisition Corp [Member] | Partial Exercise Of Over Allotment Option [Member]
Class of Warrant or Right [Line Items]
Class of warrant or rights issued during period	126,010
Class of warrant or rights issued during period, price per warrant or right	$ 1.50	1.50
Proceeds from issuance of warrants	$ 189,015
Private Placement Warrants [Member] | DHC Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights, exercise price		$ 11.50
Private Placement Warrants [Member] | Sponsor [Member] | IPO [Member] | DHC Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Class of warrant or rights issued during period		6,000,000
Class of warrant or rights issued during period, price per warrant or right		$ 1.50
Class of warrants or rights subscribed but not issued value		9,000,000
Proceeds from issuance of warrants		$ 9,000,000
Private Placement Warrants [Member] | Sponsor [Member] | Over-Allotment Option [Member] | DHC Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights subscribed but not issued value		900,000
Class of warrants or rights subscribed but not issued		600,000